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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Motley Fool Asset Management LLC
                 ---------------------------------------------
   Address:      2000 Duke St, Suite 175, Alexandria, VA 22314
                 ---------------------------------------------

Form 13F File Number: 28-14177
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ollen Douglass
         -------------------------------
Title:   Treasurer
         -------------------------------
Phone:   703-254-1566
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Ollen Douglass                 Alexandria, VA      August 29, 2011
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       0
                                        --------------------

Form 13F Information Table Entry Total:                 78
                                        --------------------

Form 13F Information Table Value Total:            194,689
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    None

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
        COLUMN 1                COLUMN 2       COLUMN 3 COLUMN 4    COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------- ------------------- --------- -------- ------------------- ---------- ---------- ---------------------
                                                         VALUE   SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS        CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION  MANAGERS      SOLE   SHARED NONE
------------------------- ------------------- --------- -------- ---------- --- ---- ---------- ---------- --------- ------ ----

WELLPOINT, INC.           Common Stock        94973V107 8,538      108,397  SHS      SOLE                    108,397
POSCO                     American Depository
                          Receipt (ADR)       693483109 7,657       70,491  SHS      SOLE                     70,491
Telefonica S.A.           American Depository
                          Receipt (ADR)       879382208 7,552      308,359  SHS      SOLE                    308,359
DENBURY RESOURCES INC.    Common Stock        247916208 5,944      297,200  SHS      SOLE                    297,200
INFINERA CORPORATION      Common Stock        45667G103 5,325      770,590  SHS      SOLE                    770,590
Markel Corporation        Common Stock        570535104 5,159       13,000  SHS      SOLE                     13,000
UNDER ARMOUR, INC.        Common Stock        904311107 5,002       64,705  SHS      SOLE                     64,705
ANNALY CAPITAL
 MANAGEMENT, INC.         Real Estate
                          Investment Trust
                          (REIT)              035710409 4,672      258,989  SHS      SOLE                    258,989
INNOPHOS HOLDINGS, INC.   Common Stock        45774N108 4,620       94,664  SHS      SOLE                     94,664
HURON CONSULTING GROUP
 INC.                     Common Stock        447462102 4,503      149,068  SHS      SOLE                    149,068
PAYCHEX, INC.             Common Stock        704326107 4,476      145,702  SHS      SOLE                    145,702
GOOGLE INC.               Common Stock        38259P508 4,279        8,450  SHS      SOLE                      8,450
HCC INSURANCE HOLDINGS,
 INC.                     Common Stock        404132102 4,202      133,400  SHS      SOLE                    133,400
LOEWS CORPORATION         Common Stock        540424108 4,133       98,190  SHS      SOLE                     98,190
YUM! BRANDS, INC.         Common Stock        988498101 4,095       74,132  SHS      SOLE                     74,132
BECTON, DICKINSON AND
 COMPANY                  Common Stock        075887109 3,787       43,950  SHS      SOLE                     43,950
DUPONT FABROS
 TECHNOLOGY, INC.         Real Estate
                          Investment Trust
                          (REIT)              26613Q106 3,743      148,550  SHS      SOLE                    148,550
FLOWSERVE CORPORATION     Common Stock        34354P105 3,588       32,650  SHS      SOLE                     32,650
BERKSHIRE HATHAWAY INC.   Common Stock        084670108 3,483           30  SHS      SOLE                         30
OLAM INTERNATIONAL
 LIMITED                  Common Stock        Y6421B106 3,474    1,530,219  SHS      SOLE                  1,530,219
PENN NATIONAL GAMING,
 INC.                     Common Stock        707569109 3,336       82,700  SHS      SOLE                     82,700
Zhongpin Inc.             Common Stock        98952K107 3,258      310,892  SHS      SOLE                    310,892
AMERICAN TOWER
 CORPORATION              Common Stock        029912201 3,123       59,686  SHS      SOLE                     59,686
DR.REDDY'S LABORATORIES
 LTD                      American Depository
                          Receipt (ADR)       256135203 3,096       90,177  SHS      SOLE                     90,177
NATUS MEDICAL
 INCORPORATED             Common Stock        639050103 3,063      202,200  SHS      SOLE                    202,200
CROWN HOLDINGS, INC.      Common Stock        228368106 3,059       78,800  SHS      SOLE                     78,800
CRESUD SOCIEDAD ANONIMA
 COMERCIAL INMOBILIARIA   American Depository
                          Receipt (ADR)       226406106 2,986      183,861  SHS      SOLE                    183,861
BROOKFIELD
 INFRASTRUCTURE PARTNERS
 L.P.                     Unit                G16252101 2,984      119,127  SHS      SOLE                    119,127
FORMFACTOR, INC.          Common Stock        346375108 2,727      301,000  SHS      SOLE                    301,000
COSTCO WHOLESALE
 CORPORATION              Common Stock        22160K105 2,401       29,558  SHS      SOLE                     29,558
OCCIDENTAL PETROLEUM
 CORPORATION              Common Stock        674599105 2,356       22,645  SHS      SOLE                     22,645
ENSTAR GROUP LIMITED      Common Stock        G3075P101 2,352       22,510  SHS      SOLE                     22,510
HORSEHEAD HOLDING CORP.   Common Stock        440694305 2,318      174,000  SHS      SOLE                    174,000
BRF - Brasil Foods S.A.   American Depository
                          Receipt (ADR)       10552T107 2,291      132,204  SHS      SOLE                    132,204
BIG LOTS, INC.            Common Stock        089302103 2,254       68,000  SHS      SOLE                     68,000
INTL FCSTONE INC.         Common Stock        46116V105 2,150       88,813  SHS      SOLE                     88,813
TRIMAS CORPORATION        Common Stock        896215209 2,148       86,800  SHS      SOLE                     86,800
China Mobile Limited      American Depository
                          Receipt (ADR)       16941M109 2,121       45,340  SHS      SOLE                     45,340
P.T. Telekomunikasi
 Indonesia Tbk            American Depository
                          Receipt (ADR)       715684106 2,076       60,174  SHS      SOLE                     60,174
Philip Morris
 International Inc.       Common Stock        718172109 2,008       30,072  SHS      SOLE                     30,072
ASTRAZENECA PLC           American Depository
                          Receipt (ADR)       046353108 2,008       40,100  SHS      SOLE                     40,100
FUNDTECH LTD.             Common Stock        M47095100 1,930       96,702  SHS      SOLE                     96,702
COVIDIEN PUBLIC LIMITED
 COMPANY                  Common Stock        G2554F113 1,916       36,000  SHS      SOLE                     36,000
MONSANTO COMPANY          Common Stock        61166W101 1,902       26,218  SHS      SOLE                     26,218
Brookfield Asset
 Management Inc.          Common Stock        112585104 1,870       56,374  SHS      SOLE                     56,374
LEVEL 3 COMMUNICATIONS,
 INC.                     Common Stock        52729N100 1,717      703,760  SHS      SOLE                    703,760
RED ROBIN GOURMET
 BURGERS, INC.            Common Stock        75689M101 1,637       45,000  SHS      SOLE                     45,000
MCDONALD'S CORPORATION    Common Stock        580135101 1,617       19,177  SHS      SOLE                     19,177
TEVA PHARMACEUTICAL
 INDUSTRIES LTD           American Depository
                          Receipt (ADR)       881624209 1,591       33,000  SHS      SOLE                     33,000
SCHWEITZER-MAUDUIT
 INTERNATIONAL, INC.      Common Stock        808541106 1,572       28,000  SHS      SOLE                     28,000
RETAIL OPPORTUNITY
 INVESTMENTS CORP.        Common Stock        76131N101 1,502      139,560  SHS      SOLE                    139,560
DIAGEO PLC                American Depository
                          Receipt (ADR)       25243Q205 1,472       17,979  SHS      SOLE                     17,979
Terra Nova Royalty
 Corporation              Common Stock        88102D103 1,323      174,514  SHS      SOLE                    174,514
INTUITIVE SURGICAL, INC.  Common Stock        46120E602 1,273        3,420  SHS      SOLE                      3,420
THOR INDUSTRIES, INC.     Common Stock        885160101 1,240       42,988  SHS      SOLE                     42,988
Otter Tail Corporation    Common Stock        689648103 1,239       58,725  SHS      SOLE                     58,725
SBA COMMUNICATIONS
 CORPORATION              Common Stock        78388J106 1,232       32,250  SHS      SOLE                     32,250
ENTERGY CORPORATION       Common Stock        29364G103 1,206       17,664  SHS      SOLE                     17,664
QUEST DIAGNOSTICS
 INCORPORATED             Common Stock        74834L100 1,182       20,000  SHS      SOLE                     20,000
CISCO SYSTEMS, INC.       Common Stock        17275R102 1,171       75,000  SHS      SOLE                     75,000
THE MEN'S WEARHOUSE,
 INC.                     Common Stock        587118100 1,163       34,500  SHS      SOLE                     34,500
RANGE RESOURCES
 CORPORATION              Common Stock        75281A109 1,107       19,940  SHS      SOLE                     19,940
ORION MARINE GROUP, INC.  Common Stock        68628V308 1,042      110,700  SHS      SOLE                    110,700
FLOW INTERNATIONAL
 CORPORATION              Common Stock        343468104   950      266,900  SHS      SOLE                    266,900
DIAMOND HILL INVESTMENT
 GROUP, INC.              Common Stock        25264R207   931       11,453  SHS      SOLE                     11,453
HECKMANN CORPORATION      Common Stock        422680108   918      152,000  SHS      SOLE                    152,000
LABORATORY CORPORATION
 OF AMERICA HOLDINGS      Common Stock        50540R409   863        8,920  SHS      SOLE                      8,920
TRACTOR SUPPLY COMPANY    Common Stock        892356106   729       10,900  SHS      SOLE                     10,900
DREW INDUSTRIES
 INCORPORATED             Common Stock        26168L205   712       28,811  SHS      SOLE                     28,811
DRESSER-RAND GROUP INC.   Common Stock        261608103   708       13,180  SHS      SOLE                     13,180
KAPSTONE PAPER AND
 PACKAGING CORPORATION    Common Stock        48562P103   683       41,200  SHS      SOLE                     41,200
INTERNATIONAL SPEEDWAY
 CORPORATION              Common Stock        460335201   675       23,760  SHS      SOLE                     23,760
KID BRANDS, INC.          Common Stock        49375T100   672      130,300  SHS      SOLE                    130,300
BARRETT BUSINESS
 SERVICES, INC.           Common Stock        068463108   662       46,200  SHS      SOLE                     46,200
THE FEMALE HEALTH
 COMPANY                  Common Stock        314462102   648      129,500  SHS      SOLE                    129,500
BERKSHIRE HATHAWAY INC.   Common Stock        084670702   588        7,600  SHS      SOLE                      7,600
ZIMMER HOLDINGS, INC.     Common Stock        98956P102   379        6,000  SHS      SOLE                      6,000
JOE'S JEANS INC.          Common Stock        47777N101   320      376,300  SHS      SOLE                    376,300
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